Geographic Areas	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Geographic Areas

Note 18. Geographic Areas

The table below presents net sales and long-lived assets by geographic region.

	North America (b)	Europe	Mexico	Consolidated & Combined
2017
Net sales	$3,226	$271	$106	$3,603
Long-lived assets (a)	607	32	36	675

2016
Net sales	$3,286	$272	$96	$3,654
Long-lived assets (a)	651	30	23	704

2015
Net sales	$3,319	$305	$119	$3,743
Long-lived assets (a)	722	43	21	786

(a)	Includes net property, plant and equipment and other noncurrent assets.
(b)	North America includes the United States and Canada.